Federated Hermes Max-Cap Index Fund
Portfolio of Investments
July 31, 2023 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—96.6%
		Communication Services—8.4%
3,497	[2]	Activision Blizzard, Inc.	$324,382
30,788	[2]	Alphabet, Inc., Class A	4,086,183
26,515	[2]	Alphabet, Inc., Class C	3,529,412
38,179		AT&T, Inc.	554,359
593	[2]	Charter Communications, Inc.	240,278
23,824		Comcast Corp., Class A	1,078,274
1,200		Electronic Arts, Inc.	163,620
1,108		Fox Corp., Class A	37,063
404		Fox Corp., Class B	12,690
1,526		Interpublic Group of Cos., Inc.	52,235
11,377	[2]	Meta Platforms, Inc.	3,624,712
2,515	[2]	Netflix, Inc.	1,104,009
1,481		News Corp., Inc., Class A	29,353
124		News Corp., Inc., Class B	2,494
2,032		Omnicom Group, Inc.	171,948
2,836	[2]	T-Mobile USA, Inc.	390,716
681	[2]	Take-Two Interactive Software, Inc.	104,152
21,225		Verizon Communications, Inc.	723,348
9,660	[2]	Walt Disney Co.	858,677
12,925	[2]	Warner Bros. Discovery, Inc.	168,930
		TOTAL	17,256,835
		Consumer Discretionary—10.3%
46,080	[2]	Amazon.com, Inc.	6,159,974
1,553	[2]	Aptiv PLC	170,038
133	[2]	AutoZone, Inc.	330,069
1,666		Bath & Body Works, Inc.	61,742
944		Best Buy Co., Inc.	78,399
227	[2]	Booking Holdings, Inc.	674,372
3,193		BorgWarner, Inc.	148,474
1,494	[2]	Caesars Entertainment Corp.	88,176
6,383	[2]	Carnival Corp.	120,256
189	[2]	Chipotle Mexican Grill, Inc.	370,871
1,440		D. R. Horton, Inc.	182,909
511		Darden Restaurants, Inc.	86,318
242		Domino's Pizza, Inc.	96,011
2,347		eBay, Inc.	104,465
1,634	[2]	Etsy, Inc.	166,096
916	[2]	Expedia Group, Inc.	112,237
21,655		Ford Motor Co.	286,063
612		Garmin Ltd.	64,805
4,678		General Motors Co.	179,495
609		Genuine Parts Co.	94,833
740		Hasbro, Inc.	47,774
1,488		Hilton Worldwide Holdings, Inc.	231,369
5,303		Home Depot, Inc.	1,770,354
1,374	[2]	Las Vegas Sands Corp.	82,179
2,111		Lennar Corp., Class A	267,738

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
963		LKQ Corp.	$52,763
2,649		Lowe's Cos., Inc.	620,581
793		Marriott International, Inc., Class A	160,035
3,712		McDonald's Corp.	1,088,358
1,750		MGM Resorts International	88,847
261	[2]	Mohawk Industries, Inc.	27,755
6,545		Nike, Inc., Class B	722,503
32	[2]	NVR, Inc.	201,806
294	[2]	O'Reilly Automotive, Inc.	272,182
255		Pool Corp.	98,109
896		Pulte Group, Inc.	75,613
55		Ralph Lauren Corp.	7,223
2,656		Ross Stores, Inc.	304,484
2,135	[2]	Royal Caribbean Cruises, Ltd.	232,950
301	[2]	Savers Value Village, Inc.	7,275
5,742		Starbucks Corp.	583,215
759		Tapestry, Inc.	32,751
14,013	[2]	Tesla, Inc.	3,747,497
5,723		TJX Cos., Inc.	495,211
480		Tractor Supply Co.	107,515
217	[2]	Ulta Beauty, Inc.	96,522
412		Whirlpool Corp.	59,435
353		Wynn Resorts Ltd.	38,470
762		Yum! Brands, Inc.	104,905
		TOTAL	21,201,022
		Consumer Staples—6.3%
9,057		Altria Group, Inc.	411,369
3,074		Archer-Daniels-Midland Co.	261,167
626		Campbell Soup Co.	28,683
1,064		Church and Dwight, Inc.	101,793
1,256		Clorox Co.	190,259
4,043		Colgate-Palmolive Co.	308,319
1,918		Conagra Brands, Inc.	62,930
757		Constellation Brands, Inc., Class A	206,510
2,331		Costco Wholesale Corp.	1,306,922
550		Dollar General Corp.	92,873
938	[2]	Dollar Tree, Inc.	144,761
720		Estee Lauder Cos., Inc., Class A	129,600
4,223		General Mills, Inc.	315,627
689		Hershey Foods Corp.	159,373
1,751		Hormel Foods Corp.	71,581
1,040		Kellogg Co.	69,566
4,960		Keurig Dr Pepper, Inc.	168,690
1,605		Kimberly-Clark Corp.	207,205
3,609		Kraft Heinz Co./The	130,574
2,963		Kroger Co.	144,120
587		Lamb Weston Holdings, Inc.	60,831
1,090		McCormick & Co., Inc.	97,533
2,407		Molson Coors Beverage Company, Class B	167,936
6,785		Mondelez International, Inc.	502,972
3,628	[2]	Monster Beverage Corp.	208,574

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Staples—continued
7,025		PepsiCo, Inc.	$1,316,906
7,021		Philip Morris International, Inc.	700,134
12,294		Procter & Gamble Co.	1,921,552
1,177		Smucker (J.M.) Co.	177,315
2,361		Sysco Corp.	180,168
2,527		Target Corp.	344,860
21,698		The Coca-Cola Co.	1,343,757
3,764		Walgreens Boots Alliance, Inc.	112,807
7,863		WalMart Inc.	1,256,979
		TOTAL	12,904,246
		Energy—4.1%
4,754		Baker Hughes a GE Co. LLC	170,146
8,959		Chevron Corp.	1,466,230
6,444		ConocoPhillips	758,588
4,681		Coterra Energy, Inc., Class A	128,915
1,393		Devon Energy Corp.	75,222
182		Diamondback Energy, Inc.	26,812
3,197		EOG Resources, Inc.	423,698
20,737		Exxon Mobil Corp.	2,223,836
5,252		Halliburton Co.	205,248
2,134		Hess Corp.	323,792
9,080		Kinder Morgan, Inc.	160,807
7,300		Marathon Oil Corp.	191,771
3,035		Marathon Petroleum Corp.	403,716
3,390		Occidental Petroleum Corp.	214,011
2,002		ONEOK, Inc.	134,214
2,177		Phillips 66	242,844
1,263		Pioneer Natural Resources, Inc.	285,021
6,975		Schlumberger Ltd.	406,921
903		Targa Resources, Inc.	74,037
2,709		Valero Energy Corp.	349,217
6,684		Williams Cos., Inc.	230,264
		TOTAL	8,495,310
		Financials—12.2%
2,571		Aflac, Inc.	185,986
1,358		Allstate Corp.	153,019
3,186		American Express Co.	538,052
5,433		American International Group, Inc.	327,501
598		Ameriprise Financial, Inc.	208,373
999		Aon PLC	318,182
3,289	[2]	Arch Capital Group Ltd.	255,522
149		Assurant, Inc.	20,042
35,870		Bank of America Corp.	1,147,840
3,289		Bank of New York Mellon Corp.	149,189
8,945	[2]	Berkshire Hathaway, Inc., Class B	3,148,282
640		BlackRock, Inc.	472,864
2,147		Capital One Financial Corp.	251,242
408		Cboe Global Markets, Inc.	56,989
8,033		Charles Schwab Corp.	530,981
2,043		Chubb Ltd.	417,610
1,004		Cincinnati Financial Corp.	108,010

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
10,072		Citigroup, Inc.	$480,032
2,504		Citizens Financial Group, Inc.	80,779
1,756		CME Group, Inc.	349,374
681		Comerica, Inc.	36,747
2,129		Discover Financial Services	224,716
166		Everest Group Ltd.	59,845
3,419		Fidelity National Information Services, Inc.	206,439
3,522		Fifth Third Bancorp	102,490
3,988	[2]	Fiserv, Inc.	503,325
304	[2]	FleetCor Technologies Inc.	75,669
777		Franklin Resources, Inc.	22,719
661		Gallagher (Arthur J.) & Co.	141,983
2,293		Global Payments, Inc.	252,803
283		Globe Life, Inc.	31,744
1,669		Goldman Sachs Group, Inc.	593,947
2,950		Hartford Financial Services Group, Inc.	212,046
7,469		Huntington Bancshares, Inc.	91,421
2,046		Intercontinental Exchange, Inc.	234,881
1,239		Invesco Ltd.	20,815
15,119		JPMorgan Chase & Co.	2,388,197
4,839		KeyCorp	59,568
654		Loews Corp.	40,973
858		M&T Bank Corp.	120,000
185		Marketaxess Holdings, Inc.	49,806
2,454		Marsh & McLennan Cos., Inc.	462,383
4,279		Mastercard, Inc.	1,687,124
3,675		MetLife, Inc.	231,415
542		Moody's Corp.	191,191
6,954		Morgan Stanley	636,708
453		MSCI, Inc., Class A	248,280
3,581		NASDAQ, Inc.	180,805
1,331		Northern Trust Corp.	106,640
6,063	[2]	PayPal Holdings, Inc.	459,697
2,065		PNC Financial Services Group, Inc.	282,678
910		Principal Financial Group, Inc.	72,682
2,880		Progressive Corp., OH	362,822
2,109		Prudential Financial, Inc.	203,497
32		Raymond James Financial, Inc.	3,522
4,854		Regions Financial Corp.	98,876
1,700		S&P Global, Inc.	670,667
3,010		State Street Corp.	218,044
5,076		Synchrony Financial	175,325
1,329		T. Rowe Price Group, Inc.	163,813
1,738		The Travelers Cos., Inc.	299,996
6,891		Truist Financial Corp.	228,919
7,217		U.S. Bancorp	286,371
8,288		Visa, Inc., Class A	1,970,306
19,413		Wells Fargo & Co.	896,104
468		Willis Towers Watson PLC	98,902
766		Zions Bancorporation, N.A.	29,300
		TOTAL	24,936,070

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—12.7%
9,179		Abbott Laboratories	$1,021,898
9,831		AbbVie, Inc.	1,470,521
1,647		Agilent Technologies, Inc.	200,555
426	[2]	Align Technology, Inc.	160,981
733		AmerisourceBergen Corp.	136,998
2,746		Amgen, Inc.	642,976
3,047		Baxter International, Inc.	137,816
1,096		Becton Dickinson & Co.	305,368
161	[2]	Bio-Rad Laboratories, Inc., Class A	65,263
685	[2]	Biogen, Inc.	185,080
9,209	[2]	Boston Scientific Corp.	477,487
12,347		Bristol-Myers Squibb Co.	767,860
2,389		Cardinal Health, Inc.	218,522
4,285	[2]	Centene Corp.	291,766
356	[2]	Charles River Laboratories International, Inc.	74,596
204		Cooper Cos., Inc.	79,817
6,908		CVS Health Corp.	515,959
3,514		Danaher Corp.	896,281
90	[2]	Davita, Inc.	9,179
601		Dentsply Sirona, Inc.	24,954
2,735	[2]	Dexcom, Inc.	340,672
2,089	[2]	Edwards Lifesciences Corp.	171,444
1,438		Elevance Health, Inc.	678,204
4,034		Eli Lilly & Co.	1,833,655
1,640		GE HealthCare Technologies, Inc.	127,920
7,663		Gilead Sciences, Inc.	583,461
1,001		HCA Healthcare, Inc.	273,083
426	[2]	Henry Schein, Inc.	33,565
94	[2]	Hologic, Inc.	7,465
853		Humana, Inc.	389,676
231	[2]	IDEXX Laboratories, Inc.	128,143
909	[2]	Illumina, Inc.	174,664
2,486	[2]	Incyte Genomics, Inc.	158,408
694	[2]	Insulet Corp.	192,064
1,522	[2]	Intuitive Surgical, Inc.	493,737
1,048	[2]	IQVIA Holdings, Inc.	234,500
12,861		Johnson & Johnson	2,154,603
464		Laboratory Corp. of America Holdings	99,264
654		McKesson Corp.	263,170
7,100		Medtronic PLC	623,096
12,953		Merck & Co., Inc.	1,381,437
126	[2]	Mettler-Toledo International, Inc.	158,441
961	[2]	Moderna, Inc.	113,071
234	[2]	Molina Healthcare, Inc.	71,251
2,233		Organon & Co.	49,081
29,688		Pfizer, Inc.	1,070,549
534	[2]	Regeneron Pharmaceuticals, Inc.	396,180
847		ResMed, Inc.	188,330
1,552	[2,3]	Sagimet Biosciences, Inc.	24,754
603		STERIS PLC	136,007
1,683		Stryker Corp.	476,979

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
1,460		The Cigna Group	$430,846
2,031		Thermo Fisher Scientific, Inc.	1,114,328
4,776		UnitedHealth Group, Inc.	2,418,423
196		Universal Health Services, Inc., Class B	27,236
1,606	[2]	Vertex Pharmaceuticals, Inc.	565,858
4,280		Viatris, Inc.	45,068
368		West Pharmaceutical Services, Inc.	135,439
945		Zimmer Biomet Holdings, Inc.	130,552
2,279		Zoetis, Inc.	428,657
		TOTAL	26,007,158
		Industrials—8.2%
3,038		3M Co.	338,737
294		Allegion PLC	34,357
4,526	[2]	American Airlines Group, Inc.	75,810
1,070		Ametek, Inc.	169,702
2,570		Automatic Data Processing, Inc.	635,458
836	[2]	Axon Enterprise, Inc.	155,437
3,361	[2]	Boeing Co.	802,775
491		Broadridge Financial Solutions	82,449
1,605		C.H. Robinson Worldwide, Inc.	160,789
2,265		Carrier Global Corp.	134,881
2,743		Caterpillar, Inc.	727,361
1,084	[2]	Ceridian HCM Holding, Inc.	76,758
408		Cintas Corp.	204,832
2,000	[2]	Copart, Inc.	176,780
9,949		CSX Corp.	331,501
652		Cummins, Inc.	170,042
1,160		Deere & Co.	498,336
3,771	[2]	Delta Air Lines, Inc.	174,446
772		Dover Corp.	112,689
1,965		Eaton Corp. PLC	403,454
3,174		Emerson Electric Co.	289,945
655		Equifax, Inc.	133,672
1,592		Expeditors International Washington, Inc.	202,662
1,255		Fastenal Co.	73,556
1,116		FedEx Corp.	301,264
3,157		Fortive Corp.	247,351
719		General Dynamics Corp.	160,754
6,541		General Electric Co.	747,244
2,973		Honeywell International, Inc.	577,148
3,979		Howmet Aerospace, Inc.	203,486
321		Hunt (J.B.) Transportation Services, Inc.	65,465
119		Huntington Ingalls Industries, Inc.	27,331
300		IDEX Corp.	67,743
1,353		Illinois Tool Works, Inc.	356,272
3,570		Ingersoll-Rand, Inc.	233,014
3,594		Johnson Controls International PLC	249,963
1,079		L3Harris Technologies Inc.	204,460
934		Leidos Holdings, Inc.	87,357
1,149		Lockheed Martin Corp.	512,879
1,159		Masco Corp.	70,328

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
336		Nordson Corp.	$84,541
1,263		Norfolk Southern Corp.	295,024
527		Northrop Grumman Corp.	234,515
523		Old Dominion Freight Lines, Inc.	219,393
2,354		Otis Worldwide Corp.	214,120
2,462		PACCAR, Inc.	212,052
613		Parker-Hannifin Corp.	251,336
1,829		Paychex, Inc.	229,485
311		Paycom Software, Inc.	114,684
540		Pentair PLC	37,530
1,266		Quanta Services, Inc.	255,251
1,725		Republic Services, Inc.	260,665
818		Robert Half, Inc.	60,655
602		Rockwell Automation, Inc.	202,447
3,494		Rollins, Inc.	142,660
7,722		RTX Corp	678,995
373		Smith (A.O.) Corp.	27,091
204		Snap-On, Inc.	55,578
265		Southwest Airlines Co.	9,052
756		Textron Inc.	58,794
1,283		Trane Technologies plc	255,882
154		Transdigm Group, Inc.	138,557
3,247		Union Pacific Corp.	753,369
3,654		United Parcel Service, Inc.	683,773
589		United Rentals, Inc.	273,696
664		Verisk Analytics, Inc.	152,016
205		W.W. Grainger, Inc.	151,390
744		Wabtec Corp.	88,119
1,333		Waste Management, Inc.	218,332
2,081		Xylem, Inc.	234,633
		TOTAL	16,872,123
		Information Technology—27.1%
3,326		Accenture PLC	1,052,180
2,412	[2]	Adobe, Inc.	1,317,362
8,485	[2]	Advanced Micro Devices, Inc.	970,684
789	[2]	Akamai Technologies, Inc.	74,561
4,248		Amphenol Corp., Class A	375,141
3,121		Analog Devices, Inc.	622,733
421	[2]	Ansys, Inc.	144,024
76,595		Apple, Inc.	15,047,088
4,358		Applied Materials, Inc.	660,629
707	[2]	Arista Networks, Inc.	109,649
1,540	[2]	Autodesk, Inc.	326,465
2,179		Broadcom, Inc.	1,958,158
1,411	[2]	Cadence Design Systems, Inc.	330,188
805		CDW Corp.	150,591
20,822		Cisco Systems, Inc.	1,083,577
2,330		Cognizant Technology Solutions Corp.	153,850
1,134		Corning, Inc.	38,488
4,629	[2]	DXC Technology Co.	127,992
815	[2]	Enphase Energy, Inc.	123,741

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
383	[2]	EPAM Systems, Inc.	$90,698
187	[2]	F5, Inc.	29,591
105	[2]	Fair Isaac & Co., Inc.	87,987
1,010	[2]	First Solar, Inc.	209,474
4,671	[2]	Fortinet Inc.	363,030
141	[2]	Gartner, Inc., Class A	49,856
5,609		Hewlett Packard Enterprise Co.	97,484
5,100		HP, Inc.	167,433
4,726		IBM Corp.	681,395
18,911		Intel Corp.	676,446
1,493		Intuit, Inc.	763,968
1,074		Juniper Networks, Inc.	29,857
996	[2]	Keysight Technologies, Inc.	160,436
750		KLA Corp.	385,463
669		Lam Research Corp.	480,670
3,954		Microchip Technology, Inc.	371,439
5,624		Micron Technology, Inc.	401,497
38,194		Microsoft Corp.	12,830,128
49		Monolithic Power Systems	27,415
1,206		Motorola Solutions, Inc.	345,676
847		NetApp, Inc.	66,074
12,750		NVIDIA Corp.	5,957,948
1,285		NXP Semiconductors NV	286,529
2,024	[2]	ON Semiconductor Corp.	218,086
7,842		Oracle Corp.	919,318
1,512	[2]	Palo Alto Networks, Inc.	377,940
418	[2]	PTC, Inc.	60,949
1,449	[2]	Qorvo, Inc.	159,419
5,918		Qualcomm, Inc.	782,182
344		Roper Technologies, Inc.	169,609
4,975	[2]	Salesforce, Inc.	1,119,425
1,285		Seagate Technology Holdings PLC	81,598
1,087	[2]	ServiceNow, Inc.	633,721
649		Skyworks Solutions, Inc.	74,226
745	[2]	Synopsys, Inc.	336,591
1,609		TE Connectivity Ltd.	230,875
477	[2]	Teledyne Technologies, Inc.	183,421
976		Teradyne, Inc.	110,229
4,159		Texas Instruments, Inc.	748,620
1,643	[2]	Trimble, Inc.	88,393
894	[2]	Verisign, Inc.	188,589
		TOTAL	55,710,786
		Materials—2.4%
820		Air Products & Chemicals, Inc.	250,371
193		Albemarle Corp.	40,970
5,753		Amcor PLC	59,026
498		Avery Dennison Corp.	91,637
1,978		Ball Corp.	116,089
681		Celanese Corp.	85,391
1,281		CF Industries Holdings, Inc.	105,144
4,009		Corteva, Inc.	226,228

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
4,017		Dow, Inc	$226,840
1,003		DuPont de Nemours, Inc.	77,863
603		Eastman Chemical Co.	51,605
1,806		Ecolab, Inc.	330,751
686		FMC Corp.	66,014
5,030		Freeport-McMoRan, Inc.	224,590
1,560		International Flavors & Fragrances, Inc.	131,992
1,681		International Paper Co.	60,617
2,482		Linde PLC	969,643
1,104		LyondellBasell Industries N.V.	109,141
276		Martin Marietta Materials	123,223
4,428		Mosaic Co./The	180,485
1,873		Newmont Corp.	80,389
1,932		Nucor Corp.	332,478
321		Packaging Corp. of America	49,225
1,895		PPG Industries, Inc.	272,690
1,233		Sealed Air Corp.	56,249
831		Sherwin-Williams Co.	229,771
1,733		Steel Dynamics, Inc.	184,703
597		Vulcan Materials Co.	131,639
1,981		WestRock Co.	65,947
		TOTAL	4,930,711
		Real Estate—2.4%
972		Alexandria Real Estate Equities, Inc.	122,161
2,510		American Tower Corp.	477,678
835		Avalonbay Communities, Inc.	157,523
1,085		Boston Properties, Inc.	72,294
1,851	[2]	CBRE Group, Inc.	154,207
977	[2]	CoStar Group, Inc.	82,039
1,426		Crown Castle, Inc.	154,422
1,689		Digital Realty Trust, Inc.	210,483
606		Equinix, Inc.	490,811
324		Equity Residential Properties Trust	21,365
425		Extra Space Storage, Inc.	59,317
581		Federal Realty Investment Trust	58,983
3,751		Healthpeak Properties, Inc.	81,884
9,267		Host Hotels & Resorts, Inc.	170,513
2,451		Invitation Homes, Inc.	87,010
1,652		Iron Mountain, Inc.	101,433
8,140		Kimco Realty Corp.	164,916
728		Mid-American Apartment Communities, Inc.	108,952
4,935		ProLogis Inc.	615,641
486		Public Storage	136,930
3,171		Realty Income Corp.	193,336
482		Regency Centers Corp.	31,585
969		SBA Communications, Corp.	212,163
2,554		Simon Property Group, Inc.	318,228
2,045		UDR, Inc.	83,600
2,063		Ventas, Inc.	100,097
4,608		VICI Properties, Inc.	145,060
2,333		Welltower, Inc.	191,656

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—continued
4,410		Weyerhaeuser Co.	$150,205
		TOTAL	4,954,492
		Utilities—2.5%
2,497		Ameren Corp.	213,918
2,438		American Electric Power Co., Inc.	206,596
1,136		American Water Works Co., Inc.	167,481
1,561		Atmos Energy Corp.	189,989
2,612		CenterPoint Energy, Inc.	78,595
2,821		Consolidated Edison Co.	267,600
656		Constellation Energy Corp.	63,402
4,686		Dominion Energy, Inc.	250,935
898		DTE Energy Co.	102,641
4,196		Duke Energy Corp.	392,830
1,704		Edison International	122,620
2,029		Entergy Corp.	208,378
868		Evergy, Inc.	52,054
1,695		EverSource Energy	122,599
5,282		Exelon Corp.	221,105
371		FirstEnergy Corp.	14,614
10,726		NextEra Energy, Inc.	786,216
1,438		NiSource, Inc.	40,034
13,905	[2]	P G & E Corp.	244,867
357		Pinnacle West Capital Corp.	29,567
3,105		PPL Corp.	85,481
2,512		Public Service Enterprises Group, Inc.	158,557
1,499		Sempra Energy	223,381
5,371		Southern Co.	388,538
1,841		WEC Energy Group, Inc.	165,432
4,334		Xcel Energy, Inc.	271,872
		TOTAL	5,069,302
		TOTAL COMMON STOCKS (IDENTIFIED COST $47,138,253)	198,338,055
		INVESTMENT COMPANIES—3.3%
25,344		Federated Hermes Government Obligations Fund, Premier Shares, 5.16%[4]	25,344
6,729,796		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.32%[4]	6,729,123
		TOTAL INVESTMENT COMPANIES—3.3% (IDENTIFIED COST $6,753,941)	6,754,467
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $53,892,194)	205,092,522
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	282,238
		TOTAL NET ASSETS—100%	$205,374,760
At July 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
S&P 500 E-Mini Index	31	$7,152,475	September 2023	$365,894
The average notional value of long futures contracts held by the Fund throughout the period was $6,801,264. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Manager or an affiliate of the Manager, during the period ended July 31, 2023, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total Affiliated Transactions
Value as of 10/31/2022	$—	$5,472,794	$5,472,794
Purchases at Cost	$102,142	$65,862,409	$65,964,551
Proceeds from Sales	$(76,798)	$(64,609,360)	$(64,686,158)
Change in Unrealized Appreciation/Depreciation	$—	$836	$836
Net Realized Gain/(Loss)	$—	$2,444	$2,444
Value as of 7/31/2023	$25,344	$6,729,123	$6,754,467
Shares Held as of 7/31/2023	25,344	6,729,796	6,755,140
Dividend Income	$95	$272,943	$273,038
*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $7,152,475 at July 31, 2023, which represents 3.48% of total net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P 500 Index is 100.1%.
2
Non-income-producing security.
3
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
Market Value of Securities on Loan	Collateral Received
$24,499	$25,344
4
7-day net yield.
5
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Manager”).
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Manager, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Manager’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Manager’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Manager as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Manager is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Manager’s fair value determinations.

The Manager, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Manager and certain of the Manager’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Manager. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Manager’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Manager.
The Manager has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Manager has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Manager. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2023, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.